Derivative Instruments (Schedule Of Fair Value Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 3,487,795	$ 2,736,323
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,342,224	1,714,325
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(26,762)	971,559
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	20,665	218,404
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,522,457	(186,905)
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,000	(52,200)
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	229,285	362,701
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(11,263)	(20,342)
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	606,842	421,108
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,145,571	1,021,998
Long Positions [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,873,398	2,033,473
Long Positions [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,855,067)	(2,284,870)
Long Positions [Member] | Futures Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,552,370	1,563,207
Long Positions [Member] | Futures Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,062,409)	(1,111,296)
Long Positions [Member] | Energies [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	53,954
Long Positions [Member] | Energies [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(11,966)
Long Positions [Member] | Grains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		282
Long Positions [Member] | Grains [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,890)
Long Positions [Member] | Interest Rates [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,791,090	665,891
Long Positions [Member] | Interest Rates [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(247,007)	(852,032)
Long Positions [Member] | Livestock [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,000
Long Positions [Member] | Metals [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	450,329	279,706
Long Positions [Member] | Metals [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(359,582)	(33,950)
Long Positions [Member] | Softs [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	10	75,246
Long Positions [Member] | Softs [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(6,435)	(47,977)
Long Positions [Member] | Stock Indices [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,255,987	542,082
Long Positions [Member] | Stock Indices [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(435,529)	(177,337)
Long Positions [Member] | Forward Currency Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	321,028	470,266
Long Positions [Member] | Forward Currency Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(792,658)	(1,173,574)
Short Positions [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,406,594	4,434,434
Short Positions [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(937,130)	(1,446,714)
Short Positions [Member] | Futures Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	441,441	1,975,043
Short Positions [Member] | Futures Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(589,178)	(712,629)
Short Positions [Member] | Energies [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	16,170	1,252,818
Short Positions [Member] | Energies [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(84,920)	(281,259)
Short Positions [Member] | Grains [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	62,693	225,035
Short Positions [Member] | Grains [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(40,138)	(6,913)
Short Positions [Member] | Interest Rates [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	60
Short Positions [Member] | Interest Rates [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(21,686)	(764)
Short Positions [Member] | Livestock [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(52,200)
Short Positions [Member] | Metals [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	298,763	419,632
Short Positions [Member] | Metals [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(160,225)	(302,687)
Short Positions [Member] | Softs [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	49,155	100
Short Positions [Member] | Softs [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(53,993)	(47,711)
Short Positions [Member] | Stock Indices [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	14,600	77,458
Short Positions [Member] | Stock Indices [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(228,216)	(21,095)
Short Positions [Member] | Forward Currency Contracts [Member] | Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,965,153	2,459,391
Short Positions [Member] | Forward Currency Contracts [Member] | Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (347,952)	$ (734,085)